Cover	Oct. 25, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 25, 2022
Entity Registrant Name	NCR CORP
Entity File Number	001-00395
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	31-0387920
Entity Address, Address Line One	864 Spring Street NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	937
Local Phone Number	445-1936
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NCR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000070866
Amendment Flag	true
Amendment Description	Explanatory NoteOn October 25, 2022, NCR Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the Securities and Exchange Commission. This Amendment No. 1 to Current Report on Form 8-K/A amends Items 2.02, 7.01 and 9.01 of the Original Report to correct the classification of certain costs between Cost of services, Selling, general and administrative expenses, and Research and development for the three and nine months ended September 30, 2022. The impact to Income from operations and Net Income is zero.The changes resulted from a correction to the allocation of overhead expenses to the correct financial statement line items within the Consolidated Statement of Operations.